SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 3,281,974	$ 4,443,735
Less: allowance for credit losses	(407,480)	(400,262)
Accounts receivable, net	$ 2,874,494	$ 4,043,473